Interim Consolidated Balance Sheets - CAD ($)	Jun. 30, 2020	Dec. 31, 2019
Current
Cash	$ 64,519	$ 113,156
GST recoverable	25,089	13,655
Deferred loss on derivatives	429,885	150,851
Total current assets	519,493	277,662
Intangible assets	29,840	26,761
Total assets	549,333	304,423
Current
Trade and other payables	179,307	122,276
Loan payable	26,600	26,565
Convertible promissory notes - liability component	56,500	50,593
Derivative liability	971,162	370,194
Promissory notes	172,458	165,698
Total liabilities	1,406,027	735,326
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share capital	8,189,754	7,460,158
Reserves	60,000	60,000
Accumulated deficit	(8,908,957)	(7,793,332)
Total equity (deficiency) attributable to shareholders	(659,203)	(273,174)
Non-controlling interest	(197,491)	(157,729)
Total liabilities and shareholders' equity (deficiency)	$ 549,333	$ 304,423